Basis of Presentation and Summary of Significant Accounting Policies - Promotional Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	$ 95,857	$ 99,197	$ 108,809
Cost of providing promotional allowances	81,577	85,395	91,921
Food And Beverage
Schedule Of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	38,390	40,925	43,710
Cost of providing promotional allowances	34,194	37,140	40,803
Hotel
Schedule Of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	13,799	14,127	14,850
Cost of providing promotional allowances	7,216	7,754	8,873
Retail, entertainment, and other
Schedule Of Promotional Allowances [Line Items]
Retail value of providing promotional allowances	43,668	44,145	50,249
Cost of providing promotional allowances	$ 40,167	$ 40,501	$ 42,245